Description of Business and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 20, 2023	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment business serviceCategory	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Forward stock split conversion ratio	2
Number of businesses | business					2
Number of segments | segment					2
Goodwill impairment		$ 37			$ 37	$ 0	$ 0
Amortization expense of capitalized software					51	43	45
Revenue			$ 1,400	$ 1,318	2,678	2,520	2,517
Operating income			217	192	$ 368	412	287
Number of major service categories | serviceCategory					4
Losses on foreign currency transactions						7	9
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-lived intangible asset useful life					2 years
Minimum | Computer Software, Intangible Asset
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-lived intangible asset useful life					3 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-lived intangible asset useful life					20 years
Maximum | Computer Software, Intangible Asset
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-lived intangible asset useful life					7 years
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						23
Operating income						23
Operating Segments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 2,678	2,520	2,517
Operating income					368	412	287
Operating Segments | Industrial
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment					0
Revenue			609	562	1,146	1,044	1,051
Operating income			160	154	308	286	244
Operating Segments | Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment					37
Revenue			608	584	1,172	1,128	1,138
Operating income			$ 55	$ 36	$ 45	101	$ 50
Operating Segments | Revision of Prior Period, Accounting Standards Update, Adjustment | Industrial
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						14
Operating income						14
Operating Segments | Revision of Prior Period, Accounting Standards Update, Adjustment | Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue						9
Operating income						$ 9